Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on (3)
Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (1)(2)	Total Shareholder Return	Nasdaq Biotechnology (NBI) Total Shareholder Return	Net Income (Loss)
2024	1,808,274	1,504,218	942,752	847,563	4	107	(131,782,503)
2023	2,315,263	1,315,854	1,144,751	1,014,523	7	109	(126,612,254)
2022	3,966,762	2,370,563	1,597,727	1,041,930	16	105	(136,639,466)
2021	5,885,495	(1,327,347)	1,836,454	(862,863)	29	118	(119,150,679)
2020	2,236,790	19,820,002	3,671,696	5,382,326	115	118	(80,523,002)

(1)

The CEO for 2024, 2023, 2022, 2021 and 2020 is Dr. Geoff McDonough. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Dr. Matthew Norkunas, Antoinette Paone, Dr. Phillip Samayoa and Dr. Matthew Stanton; for 2023 are Dr. Matthew Norkunas, Yalonda Howze, Dr. Douglas Kerr and Dr. Matthew Stanton; for 2022 and 2021 are Dr. Matthew Norkunas, Dr. Douglas Kerr, Dr. Matthew Stanton and Dr. Tracy Zimmermann; and for 2020 are Dr. Matthew Norkunas and Dr. Tracy Zimmermann.

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with SEC rules and do not reflect compensation actually realized or received by our NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described below.

(3)

The peer group Total Shareholder Return utilizes the Nasdaq Biotechnology Index. Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the company’s common stock on June 11, 2020 (the effective date of our Registration Statement on Form S-1 filed with the SEC in connection with our initial public offering).

	2024		2023		2022		2021		2020
Adjustments	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)
Total Compensation from Summary Compensation Table	1,808,274	942,752	2,315,263	1,144,751	3,966,762	1,597,727	5,885,495	1,836,454	2,236,790	3,671,696
Adjustments for stock and option awards:
(Subtraction): Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year	(790,358)	(250,807)	(1,301,880)	(231,444)	(3,027,675)	(960,782)	(4,950,122)	(1,213,010)	(1,379,905)	(3,238,913)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	418,016	132,650	682,293	221,241	1,525,800	484,183	936,844	228,821	4,937,828	4,230,537
Addition (Subtraction): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(184,462)	(63,599)	(517,955)	(178,515)	(427,413)	(192,681)	(2,155,228)	(1,512,235)	10,123,149	597,037
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	468,057	148,537	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	252,748	86,567	138,133	58,490	(134,968)	(35,054)	(1,044,336)	(202,893)	3,902,140	121,969
Compensation Actually Paid (as calculated)	1,504,218	847,563	1,315,854	1,014,523	2,370,563	1,041,930	(1,327,347)	(862,863)	19,820,002	5,382,326

*Amounts presented are averages for the entire group of Non-CEO NEOs.

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options  due to the volatility of our stock prices. The assumptions used in determining fair value of the stock options that vested during 2024, 2023, 2022, 2021 and 2020, or that were outstanding as of December 31, 2024, 2023, 2022, 2021, and 2020 as applicable, are as follows:

Stock Options Vested During Year or Outstanding on December 31:
	2024	2023	2022	2021	2020
Risk-free interest rate	3.42% - 4.74%	3.46% - 4.90%	1.35% - 4.26%	0.50% - 1.35%	0.38% - 1.75%
Expected volatility	107.04% - 108.93%	99.6% - 109.2%	90.2% - 95.2%	74.6% - 91.1%	72.6% - 82.66%
Expected dividend yield	—	—	—	—	—
Expected term (in years)	5 - 6	5 - 6	5 - 6	5 - 6	6

Named Executive Officers, Footnote
(1)

The CEO for 2024, 2023, 2022, 2021 and 2020 is Dr. Geoff McDonough. The Non-CEO NEOs for whom the average compensation is presented in this table for 2024 are Dr. Matthew Norkunas, Antoinette Paone, Dr. Phillip Samayoa and Dr. Matthew Stanton; for 2023 are Dr. Matthew Norkunas, Yalonda Howze, Dr. Douglas Kerr and Dr. Matthew Stanton; for 2022 and 2021 are Dr. Matthew Norkunas, Dr. Douglas Kerr, Dr. Matthew Stanton and Dr. Tracy Zimmermann; and for 2020 are Dr. Matthew Norkunas and Dr. Tracy Zimmermann.

Peer Group Issuers, Footnote
(3)

The peer group Total Shareholder Return utilizes the Nasdaq Biotechnology Index. Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the company’s common stock on June 11, 2020 (the effective date of our Registration Statement on Form S-1 filed with the SEC in connection with our initial public offering).

PEO Total Compensation Amount	$ 1,808,274	$ 2,315,263	$ 3,966,762	$ 5,885,495	$ 2,236,790
PEO Actually Paid Compensation Amount	$ 1,504,218	1,315,854	2,370,563	(1,327,347)	19,820,002
Adjustment To PEO Compensation, Footnote

	2024		2023		2022		2021		2020
Adjustments	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)
Total Compensation from Summary Compensation Table	1,808,274	942,752	2,315,263	1,144,751	3,966,762	1,597,727	5,885,495	1,836,454	2,236,790	3,671,696
Adjustments for stock and option awards:
(Subtraction): Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year	(790,358)	(250,807)	(1,301,880)	(231,444)	(3,027,675)	(960,782)	(4,950,122)	(1,213,010)	(1,379,905)	(3,238,913)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	418,016	132,650	682,293	221,241	1,525,800	484,183	936,844	228,821	4,937,828	4,230,537
Addition (Subtraction): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(184,462)	(63,599)	(517,955)	(178,515)	(427,413)	(192,681)	(2,155,228)	(1,512,235)	10,123,149	597,037
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	468,057	148,537	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	252,748	86,567	138,133	58,490	(134,968)	(35,054)	(1,044,336)	(202,893)	3,902,140	121,969
Compensation Actually Paid (as calculated)	1,504,218	847,563	1,315,854	1,014,523	2,370,563	1,041,930	(1,327,347)	(862,863)	19,820,002	5,382,326

*Amounts presented are averages for the entire group of Non-CEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 942,752	1,144,751	1,597,727	1,836,454	3,671,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 847,563	1,014,523	1,041,930	(862,863)	5,382,326
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022		2021		2020
Adjustments	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)	CEO ($)	Non-CEO NEOs* ($)
Total Compensation from Summary Compensation Table	1,808,274	942,752	2,315,263	1,144,751	3,966,762	1,597,727	5,885,495	1,836,454	2,236,790	3,671,696
Adjustments for stock and option awards:
(Subtraction): Aggregate value for stock awards and option awards included in Summary Compensation Table for the covered fiscal year	(790,358)	(250,807)	(1,301,880)	(231,444)	(3,027,675)	(960,782)	(4,950,122)	(1,213,010)	(1,379,905)	(3,238,913)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	418,016	132,650	682,293	221,241	1,525,800	484,183	936,844	228,821	4,937,828	4,230,537
Addition (Subtraction): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(184,462)	(63,599)	(517,955)	(178,515)	(427,413)	(192,681)	(2,155,228)	(1,512,235)	10,123,149	597,037
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	468,057	148,537	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	252,748	86,567	138,133	58,490	(134,968)	(35,054)	(1,044,336)	(202,893)	3,902,140	121,969
Compensation Actually Paid (as calculated)	1,504,218	847,563	1,315,854	1,014,523	2,370,563	1,041,930	(1,327,347)	(862,863)	19,820,002	5,382,326

*Amounts presented are averages for the entire group of Non-CEO NEOs.

Equity Valuation Assumption Difference, Footnote

For the equity values included in the above tables, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options  due to the volatility of our stock prices. The assumptions used in determining fair value of the stock options that vested during 2024, 2023, 2022, 2021 and 2020, or that were outstanding as of December 31, 2024, 2023, 2022, 2021, and 2020 as applicable, are as follows:

Stock Options Vested During Year or Outstanding on December 31:
	2024	2023	2022	2021	2020
Risk-free interest rate	3.42% - 4.74%	3.46% - 4.90%	1.35% - 4.26%	0.50% - 1.35%	0.38% - 1.75%
Expected volatility	107.04% - 108.93%	99.6% - 109.2%	90.2% - 95.2%	74.6% - 91.1%	72.6% - 82.66%
Expected dividend yield	—	—	—	—	—
Expected term (in years)	5 - 6	5 - 6	5 - 6	5 - 6	6

Total Shareholder Return Amount	$ 4	7	16	29	115
Peer Group Total Shareholder Return Amount	107	109	105	118	118
Net Income (Loss)	$ (131,782,503)	$ (126,612,254)	$ (136,639,466)	$ (119,150,679)	$ (80,523,002)
PEO Name	Dr. Geoff McDonough	Dr. Geoff McDonough	Dr. Geoff McDonough	Dr. Geoff McDonough	Dr. Geoff McDonough
Risk-free interest rate Minimum	3.42%	3.46%	1.35%	0.50%
Risk-free interest rate Maximum	4.74%	4.90%	4.26%	1.35%
Expected volatility Minimum	107.04%	99.60%	90.20%	74.60%
Expected volatility Maximum	108.93%	109.20%	95.20%	91.10%
Expected term Minimum (in years)	5 years	5 years	5 years	5 years
Expected term Maximum (in years)	6 years	6 years	6 years	6 years
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (790,358)	$ (1,301,880)	$ (3,027,675)	$ (4,950,122)	$ (1,379,905)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	418,016	682,293	1,525,800	936,844	4,937,828
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,462)	(517,955)	(427,413)	(2,155,228)	10,123,149
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	468,057	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,748	138,133	(134,968)	(1,044,336)	3,902,140
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(250,807)	(231,444)	(960,782)	(1,213,010)	(3,238,913)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,650	221,241	484,183	228,821	4,230,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,599)	(178,515)	(192,681)	(1,512,235)	597,037
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	148,537	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 86,567	$ 58,490	$ (35,054)	$ (202,893)	$ 121,969